Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	R (61,379)	R (49,275)	R (42,645)
Production costs	38,923	34,866	33,099
Production profit per segment report	22,456	14,409	9,546
Amortisation and depreciation of mining assets	(4,546)	(3,355)	(3,622)
Amortisation and depreciation of assets other than mining assets	(96)	(99)	(61)
Rehabilitation expenditure	(3)	(32)	(136)
Care and maintenance cost of restructured shafts	(246)	(227)	(273)
Employment termination and restructuring costs	(86)	(597)	(218)
Share-based payments	(171)	(51)	(143)
Impairment of assets	(2,793)	0	(4,433)
Toll treatment costs	(420)	(323)	0
Other	51	15	58
Gross profit	14,146	9,740	718
Corporate, administration and other expenditure	(1,294)	(1,044)	(984)
Exploration expenditure	(1,047)	(506)	(214)
Gains/(losses) on derivatives	453	(194)	53
Foreign exchange translation gain/(loss)	97	(634)	(327)
Other operating expenses	(679)	(268)	(1)
Operating profit/(loss)	11,676	7,094	(755)
Acquisition-related costs	0	(214)	0
Share of profits from associate	81	57	63
Investment income	809	663	352
Finance costs	(796)	(994)	(718)
Profit/(loss) before taxation	11,770	6,606	(1,058)
Non-current assets
Property, plant and equipment	41,348	41,507
Intangible assets	19	33
Restricted cash and investments	6,494	6,121
Investments in associates	165	111
Deferred tax assets	140	189
Other non-current assets	344	332
Derivative financial assets	453	269
Current assets
Inventories	3,603	3,265
Restricted cash and investments	39	41
Trade and other receivables	2,604	2,395
Derivative financial assets	558	110
Cash and cash equivalents	4,693	2,867	2,448	R 2,819
Total assets	60,460	57,240	46,808
Mining assets
Non-current assets
Property, plant and equipment	28,884	28,618
Undeveloped properties
Non-current assets
Property, plant and equipment	4,475	7,385
Other non-mining assets
Non-current assets
Property, plant and equipment	487	453
Mining assets under construction
Non-current assets
Property, plant and equipment	7,502	5,051
Operating segments
Disclosure of operating segments [line items]
Revenue	(58,270)	(47,520)	(41,742)
Production costs	36,390	33,541	32,196
Production profit per segment report	21,880	13,979	9,546
Reconciliation of segment information to the consolidated income statement and balance sheet | Silver and Uranium sales
Disclosure of operating segments [line items]
Revenue	(2,533)	(1,325)	(903)
Production costs	2,533	1,325	903
Reconciliation of segment information to the consolidated income statement and balance sheet | toll treatments services
Disclosure of operating segments [line items]
Revenue	576	430	0
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	(3,109)	(1,755)	(903)
Production costs	2,533	1,325	903
Production profit per segment report	576	430	0
Unallocated amounts | toll treatments services
Disclosure of operating segments [line items]
Revenue	(576)	(430)	0
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(8,310)	(4,669)	(8,828)
Amortisation and depreciation of mining assets	(4,546)	(3,355)	(3,622)
Amortisation and depreciation of assets other than mining assets	(96)	(99)	(61)
Rehabilitation expenditure	(3)	(32)	(136)
Care and maintenance cost of restructured shafts	(246)	(227)	(273)
Employment termination and restructuring costs	(86)	(597)	(218)
Share-based payments	(171)	(51)	(143)
Impairment of assets	(2,793)	0	(4,433)
Toll treatment costs	(420)	(323)	0
Other	51	15	58
Gross profit	14,146	9,740	718
Corporate, administration and other expenditure	(1,294)	(1,044)	(984)
Exploration expenditure	(1,047)	(506)	(214)
Gains/(losses) on derivatives	453	(194)	53
Foreign exchange translation gain/(loss)	97	(634)	(327)
Other operating expenses	(679)	(268)	(1)
Operating profit/(loss)	11,676	7,094	(755)
Acquisition-related costs	0	(214)	0
Share of profits from associate	81	57	63
Investment income	809	663	352
Finance costs	(796)	(994)	(718)
Profit/(loss) before taxation	11,770	6,606	(1,058)
Non-current assets
Property, plant and equipment	8,047	11,098	7,280
Intangible assets	19	33	48
Restricted cash and investments	6,494	6,121	5,555
Investments in associates	165	111	125
Deferred tax assets	140	189	203
Other non-current assets	344	332	374
Derivative financial assets	453	269	137
Current assets
Inventories	3,603	3,265	2,818
Restricted cash and investments	39	41	27
Trade and other receivables	2,604	2,395	1,682
Derivative financial assets	558	110	519
Cash and cash equivalents	4,693	2,867	2,448
Total assets	27,159	26,831	21,216
Unallocated amounts | Mining assets
Non-current assets
Property, plant and equipment	1,064	1,080	943
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment	4,475	7,384	4,004
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment	567	516	510
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment	R 1,941	R 2,118	R 1,823